Ordinary shares, preference shares and other equity - Disclosure of called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 58,953	£ 56,317
Ending balance, equity		60,504	58,953
Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
AT1 securities issuance			0
AT1 securities redemption		0	0
Preference share capital
Reconciliation of equity instruments [Roll Forward]
AT1 securities issuance			0
AT1 securities redemption		0	0
Share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		2,348	2,348
AT1 securities issuance		0	0
AT1 securities redemption		0	0
Ending balance, equity		2,348	2,348
Share capital | Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		2,342	2,342
AT1 securities issuance		0
Ending balance, equity		2,342	2,342
Share capital | Preference share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		6	6
AT1 securities issuance		0
Ending balance, equity		6	6
Other equity instruments
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[1]	10,691	9,693
AT1 securities issuance		2,499	3,134
AT1 securities redemption		(2,425)	(2,136)
Ending balance, equity	[1]	£ 10,765	£ 10,691

[1]	For further details refer to Note 26.